Property and equipment (Details) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 2,611	$ 2,289
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	2,611	2,289
Property, Plant and Equipment [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,968	2,431
Property, Plant and Equipment [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,122	913
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,570	1,130
Property, Plant and Equipment [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,769	$ 3,020